Loan Portfolio Aging Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	$ 756	$ 372
60-89 Days Past Due and Accruing	28	123
Greater Than 90 Days and Accruing	127	189
Non Accrual	958	2,880
Total Past Due and Non Accrual	1,869	3,564
Current	313,885	305,938
Total Loans Receivable	315,754	309,502
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	0	38
60-89 Days Past Due and Accruing	0	0
Greater Than 90 Days and Accruing	0	84
Non Accrual	46	641
Total Past Due and Non Accrual	46	763
Current	52,240	54,373
Total Loans Receivable	52,286	55,136
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	394	0
60-89 Days Past Due and Accruing	0	0
Greater Than 90 Days and Accruing	127	105
Non Accrual	247	953
Total Past Due and Non Accrual	768	1,058
Current	157,546	143,914
Total Loans Receivable	158,314	144,972
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	292	233
60-89 Days Past Due and Accruing	17	56
Greater Than 90 Days and Accruing	0	0
Non Accrual	658	1,252
Total Past Due and Non Accrual	967	1,541
Current	82,903	81,291
Total Loans Receivable	83,870	82,832
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	70	101
60-89 Days Past Due and Accruing	11	67
Greater Than 90 Days and Accruing	0	0
Non Accrual	7	34
Total Past Due and Non Accrual	88	202
Current	21,196	26,360
Total Loans Receivable	$ 21,284	$ 26,562